UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 1999
                                               ---------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ulysses Offshore Fund, Ltd.
           --------------------------------------------------------------
Address:   Harbour Centre, 2nd Floor, P.O. Box 896
           --------------------------------------------------------------
           George Town, Grand Cayman, Cayman Islands, B.W.I.
           --------------------------------------------------------------

Form 13F File Number:  28-6860
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ulysses Management Offshore, LLC by Joshua Nash, Manager
         --------------------------------------------------------------
Title:   Manager
         --------------------------------------------------------------
Phone:   212-455-6200
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Joshua Nash                       New York                      08-13-99
---------------------               ------------                    --------
(Signature)                         (City, State)                    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                     0
                                            ---------------------------
Form 13F Information Table Entry Total:               43
                                            ---------------------------
Form 13F Information Table Value Total:     $      214,233
                                            ---------------------------
                                                (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                           ULYSSES OFFSHORE FUND, LTD.
                                 S.E.C. FORM 13F
                         FOR QUARTER ENDED JUNE 30, 1999

                                                                                           ITEM 5:
                                    ITEM 2:            ITEM 3:           ITEM 4:          Shares or
             ITEM 1:               Title of             Cusip              Fair           Principal
          Name of Issuer             Class              Number         Market Value        Amount
--------------------------------------------------------------------------------------------------------
DAIMLER CHRYSLER AG                COMMON STOCK         D1668R123          6,461,400            72,600
LORAL SPACE & COMM                 COMMON STOCK         G56462107         10,490,400           582,800
LORAL SPACE & COMM                 COMMON STOCK         G56462907          2,233,800  124,100 CALL
XL CAPITAL LTD                     COMMON STOCK         G98255105          9,367,587           165,798
AMER TEL & TEL                     COMMON STOCK         001957109         10,208,664           182,910
LIBERTY MEDIA CORP.                COMMON STOCK         001957208         18,221,679           495,828
LIBERTY MEDIA CORP.                COMMON STOCK         001957908          3,028,200  82,400 CALL
AMERICAN INT'L GROUP               COMMON STOCK         026874107         10,540,775            89,900
AMERUS LIFE HLDGS                  COMMON STOCK         030732101            669,600            24,800
AMERITECH                          COMMON STOCK         030954901          3,675,000  50,000 CALL
APPLIED POWER INC.                 COMMON STOCK         038225108          1,939,188            71,000
CNA FINANCIAL                      COMMON STOCK         126117100          4,434,375           110,000
CABLEVISION                        COMMON STOCK         12686C109          8,981,000           128,300
COMCAST CRP CL A SPL               COMMON STOCK         200300200          3,028,875            78,800
COMSAT CORP.                       COMMON STOCK         20564D107          2,944,500            90,600
CRESCENT OPER.COS.                 COMMON STOCK         22575M100          1,063,431           156,100
DISNEY (WALT) CORP                 COMMON STOCK         254687106          5,273,625           172,200
GILLETTE CO.                       COMMON STOCK         375766102          1,353,000            33,000
HIGH SPEED ACCESS                  COMMON STOCK         42979U102            212,688             8,300
HOUSEHOLD INTL INC.                COMMON STOCK         441815107          7,286,275           153,800
HUSSMANN INTL INC                  COMMON STOCK         448110106          3,269,438           197,400
IXL ENTERPRISES                    COMMON STOCK         450718101            198,875             7,400
LINCARE HLDGS                      COMMON STOCK         532791100          2,855,000           114,200
MCI WORLDCOM INC                   COMMON STOCK         55268B106         14,079,825           163,600
MCI WORLDCOM INC                   COMMON STOCK         55268B906          4,260,094  49,500 CALL
MEDIAONE GROUP                     COMMON STOCK         58440J104         10,702,563           143,900
MERCK & COMPANY                    COMMON STOCK         589331107          2,429,625            33,000
MIDAMERICAN ENERGY                 COMMON STOCK         59562V107          6,523,350           188,400
NEWS CORP                          AD                   652487703          2,076,375            58,800
NEWS CORP.LTD.PFD.                 AD                   652487802         10,049,500           318,400
PARK PLACE ENTERTAIN               COMMON STOCK         700690100          8,178,806           855,300
PEPSI BOTTLING GROUP               COMMON STOCK         713409100          3,822,563           165,300
PHONE.COM INC.                     COMMON STOCK         71920Q100            184,800             3,300
RAYTHEON CLASS B                   COMMON STOCK         755111408          6,641,100            94,200
RENAL CARE GROUPINC.               COMMON STOCK         759930100          2,724,638           105,300
SBC COMMUNICATIONS                 COMMON STOCK         78387G103          2,876,800            49,600
TCI MUSIC INC.                     COMMON STOCK         87229N101          2,642,513            74,700
TCI SATELLITE CL A                 COMMON STOCK         872298104            158,331            53,900
TELESP CELULAR SA                  COMMON STOCK         87952L108            888,100            33,200
TIME WARNER INC                    COMMON STOCK         887315109          9,063,600           124,800
VARIAN INC                         COMMON STOCK         922206107          3,291,300           243,800
VARIAN SEMICONDUCTOR               COMMON STOCK         922207105          1,864,900           109,700
WINSTAR COMMUN.                    COMMON STOCK         975515107          4,036,500            82,800


Table continued...

                                          ITEM 6:                                                    ITEM 8:
                                   INVESTMENT DESCRETION                                     VOTING AUTHORITY SHARES
                                        (b) Shares                     ITEM 7:
             ITEM 1:                    as Definces     (c) Shared     Managers
          Name of Issuer (a) Sole       in Instr. V        Other      See Intr. V   (a) Sole       (b) Shared       (c) None
---------------------------------------------------------------------------------------------------------------------------------
DAIMLER CHRYSLER AG        X                                                          X
LORAL SPACE & COMM         X                                                          X
LORAL SPACE & COMM         X                                                          X
XL CAPITAL LTD             X                                                          X
AMER TEL & TEL             X                                                          X
LIBERTY MEDIA CORP.        X                                                          X
LIBERTY MEDIA CORP.        X                                                          X
AMERICAN INT'L GROUP       X                                                          X
AMERUS LIFE HLDGS          X                                                          X
AMERITECH                  X                                                          X
APPLIED POWER INC.         X                                                          X
CNA FINANCIAL              X                                                          X
CABLEVISION                X                                                          X
COMCAST CRP CL A SPL       X                                                          X
COMSAT CORP.               X                                                          X
CRESCENT OPER.COS.         X                                                          X
DISNEY (WALT) CORP         X                                                          X
GILLETTE CO.               X                                                          X
HIGH SPEED ACCESS          X                                                          X
HOUSEHOLD INTL INC.        X                                                          X
HUSSMANN INTL INC          X                                                          X
IXL ENTERPRISES            X                                                          X
LINCARE HLDGS              X                                                          X
MCI WORLDCOM INC           X                                                          X
MCI WORLDCOM INC           X                                                          X
MEDIAONE GROUP             X                                                          X
MERCK & COMPANY            X                                                          X
MIDAMERICAN ENERGY         X                                                          X
NEWS CORP                  X                                                          X
NEWS CORP.LTD.PFD.         X                                                          X
PARK PLACE ENTERTAIN       X                                                          X
PEPSI BOTTLING GROUP       X                                                          X
PHONE.COM INC.             X                                                          X
RAYTHEON CLASS B           X                                                          X
RENAL CARE GROUPINC.       X                                                          X
SBC COMMUNICATIONS         X                                                          X
TCI MUSIC INC.             X                                                          X
TCI SATELLITE CL A         X                                                          X
TELESP CELULAR SA          X                                                          X
TIME WARNER INC            X                                                          X
VARIAN INC                 X                                                          X
VARIAN SEMICONDUCTOR       X                                                          X
WINSTAR COMMUN.            X                                                          X
